Advances for vessels under construction and acquisitions and other vessel costs, textuals (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Advances For Property Plant And Equipment [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 138,020
[ErikubShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	29,000
Unrecorded Unconditional Purchase Obligation	17,400
[WothoShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	29,000
Unrecorded Unconditional Purchase Obligation	17,400
[AsterShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	48,700
Unrecorded Unconditional Purchase Obligation	41,395
[AerikShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels Under Construction	48,700
Unrecorded Unconditional Purchase Obligation	41,395
[MakurShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	22,700
Percentage Of Advances For Vessels To Acquire	10.00%
Unrecorded Unconditional Purchase Obligation	$ 20,430